Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Net income (loss)	$ 588,744	$ (1,809,030)
Other comprehensive loss:
Foreign currency translation loss	(627,162)	(93,674)
Comprehensive income (loss)	(38,418)	(1,902,704)
Comprehensive loss attributable to the non- controlling interest
Comprehensive income (loss) attributable to the Company	$ (38,418)	$ (1,902,704)